Leases - Lease liability maturity analysis (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	£ 1,817	£ 1,982
Not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	255	296
One to two years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	221	252
Two to three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	198	208
Three to four years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	176	186
Four to five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	162	165
Later than five years and not later than ten years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	557	565
Greater than ten years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	£ 248	£ 310